Schedule of Investments (unaudited)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29
(Call 06/01/24)(a)	$100	$82,767
Lamar Media Corp., 4.88%, 01/15/29 (Call 01/15/25)	35	33,864
Outfront Media Capital LLC/Outfront Media Capital
Corp., 4.25%, 01/15/29 (Call 01/15/25)(a)(b)	50	44,470
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	105	96,298
		257,399
Aerospace & Defense — 1.5%
Bombardier Inc., 7.50%, 02/01/29 (Call 02/01/26)(a)(b)	75	76,474
Spirit AeroSystems Inc., 9.38%, 11/30/29
(Call 11/30/25)(a)(b)	80	86,687
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	115	107,395
4.88%, 05/01/29 (Call 05/01/24)(b)	70	65,536
		336,092
Agriculture — 0.3%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	85	78,418

Airlines — 2.6%
American Airlines Inc., 8.50%, 05/15/29
(Call 11/15/25)(a)	95	100,658
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 04/20/29(a)	285	280,020
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	45	41,338
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(a)	195	180,625
		602,641
Alternate Investments — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
9.75%, 01/15/29 (Call 10/15/28)(a)	70	71,851

Apparel — 0.4%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)	30	27,131
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	35	31,775
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(a)(b)	55	44,321
		103,227
Auto Manufacturers — 0.3%
Allison Transmission Inc., 5.88%, 06/01/29
(Call 06/01/24)(a)	45	44,732
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29
(Call 07/15/24)(a)	30	28,668
		73,400
Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Inc., 5.00%, 10/01/29
(Call 10/01/24)(b)	60	52,509
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29
(Call 10/15/24)(a)	62	56,276
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29
(Call 04/15/29)(b)	80	75,095
IHO Verwaltungs GmbH, 6.38%, 05/15/29
(Call 05/15/24), (7.13% PIK)(a)(c)	30	29,797
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29
(Call 02/01/24)(a)	60	52,059
		265,736
Beverages — 0.6%
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 04/30/24)(a)	70	63,895
Security	Par (000)	Value

Beverages (continued)
Triton Water Holdings Inc., 6.25%, 04/01/29
(Call 04/01/24)(a)	$75	$64,966
		128,861
Building Materials — 0.8%
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/24)(a)	35	31,116
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 03/15/24)(a)	35	31,549
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)	55	55,296
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/24)(a)	60	58,105
		176,066
Chemicals — 3.0%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)	60	53,325
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(a)	60	52,482
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29
(Call 03/15/25)(a)	35	36,799
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(Call 10/15/24)(a)	35	29,773
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	70	66,855
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)(b)	60	59,237
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29
(Call 10/01/24)(a)	35	32,294
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)(b)	45	44,518
SCIH Salt Holdings Inc., 6.63%, 05/01/29
(Call 05/01/24)(a)(b)	70	63,628
SK Invictus Intermediate II SARL, 5.00%, 10/30/29
(Call 10/30/24)(a)	65	55,207
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	105	92,724
WR Grace Holdings LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)	110	97,030
		683,872
Coal — 0.2%
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)	45	40,667

Commercial Services — 5.4%
ADT Security Corp. (The), 4.13%, 08/01/29
(Call 08/01/28)(a)	95	87,653
Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	95	78,667
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	30	27,223
APi Group DE Inc.
4.13%, 07/15/29 (Call 07/15/24)(a)	30	27,366
4.75%, 10/15/29 (Call 10/15/24)(a)	20	18,695
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	80	75,970
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	60	55,508
Carriage Services Inc., 4.25%, 05/15/29
(Call 05/15/24)(a)	40	34,729
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	45	40,496
Garda World Security Corp., 6.00%, 06/01/29
(Call 06/01/24)(a)	50	43,995
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)(b)	100	79,208
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29 (Call 05/15/24)(a)	70	64,313
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(a)	250	238,693

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)	$90	$84,347
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29 (Call 06/15/24)(a)	35	31,272
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	60	55,083
Service Corp. International/U.S., 5.13%, 06/01/29
(Call 06/01/24)	65	63,573
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(a)	25	21,788
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	40	30,719
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	50	44,290
Upbound Group Inc., 6.38%, 02/15/29
(Call 02/15/24)(a)(b)	40	38,101
		1,241,689
Computers — 1.9%
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(a)(b)	50	45,744
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 02/15/24)	65	58,035
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	130	139,477
NCR Voyix Corp., 5.13%, 04/15/29 (Call 04/15/24)(a)	115	108,213
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	50	46,133
8.25%, 12/15/29 (Call 05/30/26)(a)	45	48,433
		446,035
Cosmetics & Personal Care — 0.4%
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29
(Call 01/15/25)(a)	45	42,931
Edgewell Personal Care Co., 4.13%, 04/01/29
(Call 04/01/24)(a)	45	41,160
		84,091
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc., 3.88%,
11/15/29 (Call 11/15/24)(a)	35	31,186
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(a)(b)	27	23,490
		54,676
Diversified Financial Services — 3.8%
Aretec Group Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	40	37,132
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	35	32,817
Bread Financial Holdings Inc., 9.75%, 03/15/29
(Call 03/15/26)(a)	85	85,071
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(Call 11/01/24)(a)	40	32,474
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29
(Call 02/01/26)(a)	50	50,633
Hightower Holding LLC, 6.75%, 04/15/29
(Call 04/13/24)(a)	27	24,604
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29
(Call 11/15/24)(a)(b)	52	47,760
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29
(Call 09/30/25)(a)	50	51,884
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	75	67,778
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	70	64,770
9.00%, 01/15/29 (Call 07/15/25)	85	89,512
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	65	58,954
Security	Par (000)	Value

Diversified Financial Services (continued)
7.88%, 12/15/29 (Call 12/15/26)(a)	$75	$77,388
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	35	28,292
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
3.63%, 03/01/29 (Call 03/09/24)(a)	70	62,387
United Wholesale Mortgage LLC, 5.50%, 04/15/29
(Call 03/30/24)(a)	65	61,430
		872,886
Electric — 1.9%
Calpine Corp., 4.63%, 02/01/29 (Call 02/01/24)(a)(b)	65	60,050
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	35	32,446
Leeward Renewable Energy Operations LLC, 4.25%,
07/01/29 (Call 07/01/24)(a)	35	31,629
NextEra Energy Operating Partners LP, 7.25%, 01/15/29
(Call 10/15/28)(a)	75	77,242
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	45	39,876
5.25%, 06/15/29 (Call 06/15/24)(a)	65	62,329
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	30	31,491
Vistra Operations Co. LLC, 4.38%, 05/01/29
(Call 05/01/24)(a)(b)	120	110,825
		445,888
Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 4.38%, 03/31/29
(Call 09/30/24)(a)(b)	75	67,769

Electronics — 1.7%
Coherent Corp., 5.00%, 12/15/29 (Call 12/15/24)(a)	95	88,929
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	195	181,575
Sensata Technologies BV, 4.00%, 04/15/29
(Call 03/18/24)(a)	80	73,237
TTM Technologies Inc., 4.00%, 03/01/29
(Call 03/01/24)(a)	45	40,684
		384,425
Engineering & Construction — 0.9%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	35	32,798
Dycom Industries Inc., 4.50%, 04/15/29
(Call 04/15/24)(a)	50	46,620
Global Infrastructure Solutions Inc., 5.63%, 06/01/29
(Call 06/01/24)(a)	40	36,511
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29
(Call 06/01/24)(a)	30	25,973
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	40	36,322
VM Consolidated Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)	30	28,606
		206,830
Entertainment — 4.0%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)(b)	90	57,363
Banijay Entertainment SASU, 8.13%, 05/01/29
(Call 11/01/25)(a)	30	31,157
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)	65	59,554
Caesars Entertainment Inc., 4.63%, 10/15/29
(Call 10/15/24)(a)(b)	115	105,017
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	40	38,234
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	40	36,753
International Game Technology PLC, 5.25%, 01/15/29
(Call 01/15/25)(a)	60	58,520
Jacobs Entertainment Inc., 6.75%, 02/15/29
(Call 02/15/25)(a)	50	47,438

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Light & Wonder International Inc., 7.25%, 11/15/29
(Call 11/15/24)(a)	$45	$46,200
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 03/23/24)(a)	35	26,610
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp., 4.88%, 05/01/29 (Call 05/01/24)(a)	75	69,476
Penn Entertainment Inc., 4.13%, 07/01/29
(Call 07/01/24)(a)	40	34,355
Premier Entertainment Sub LLC/Premier Entertainment
Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	75	56,457
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(d)	95	84,120
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29
(Call 08/15/24)(a)	70	65,433
WMG Acquisition Corp., 3.75%, 12/01/29
(Call 12/01/24)(a)	45	40,632
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/01/29 (Call 07/01/29)(a)	75	70,986
		928,305
Environmental Control — 1.5%
Clean Harbors Inc., 5.13%, 07/15/29 (Call 07/15/24)(a)	25	23,893
Covanta Holding Corp., 4.88%, 12/01/29
(Call 12/01/24)(a)	75	64,811
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(a)	55	50,412
4.75%, 06/15/29 (Call 06/15/24)(a)	70	65,708
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)(b)	102	90,414
Stericycle Inc., 3.88%, 01/15/29 (Call 01/16/24)(a)	50	45,486
		340,724
Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 03/15/29
(Call 09/15/24)(a)	130	117,570
Chobani LLC/Chobani Finance Corp. Inc., 7.63%,
07/01/29 (Call 01/01/26)(a)	45	45,572
KeHE Distributors LLC/KeHE Finance Corp./NextWave
Distribution Inc., 9.00%, 02/15/29 (Call 02/15/26)(a)	75	75,737
Performance Food Group Inc., 4.25%, 08/01/29
(Call 08/01/24)(a)	95	87,054
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	120	116,071
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons Feed,
4.63%, 03/01/29 (Call 03/01/24)(a)	80	68,897
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	80	75,890
		586,791
Food Service — 0.3%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(a)	65	59,004

Forest Products & Paper — 0.5%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)	50	36,139
Mercer International Inc., 5.13%, 02/01/29
(Call 02/01/24)(b)	87	74,606
		110,745
Health Care - Products — 3.3%
Avantor Funding Inc., 3.88%, 11/01/29
(Call 11/01/24)(a)(b)	75	68,025
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/24)(a)	90	80,887
Security	Par (000)	Value

Health Care - Products (continued)
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	$425	$384,846
5.25%, 10/01/29 (Call 10/01/24)(a)	240	223,798
		757,556
Health Care - Services — 2.8%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29
(Call 10/15/24)(a)	40	38,317
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(a)	27	23,953
Catalent Pharma Solutions Inc., 3.13%, 02/15/29
(Call 02/15/24)(a)(b)	52	45,714
Charles River Laboratories International Inc., 3.75%,
03/15/29 (Call 03/15/24)(a)	45	41,014
CHS/Community Health Systems Inc.
6.00%, 01/15/29 (Call 01/15/25)(a)	88	79,506
6.88%, 04/15/29 (Call 04/15/24)(a)	135	92,833
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	60	56,022
Kedrion SpA, 6.50%, 09/01/29 (Call 09/01/25)(a)	75	67,156
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/25)(a)	50	39,525
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)(b)	50	40,498
Tenet Healthcare Corp., 4.25%, 06/01/29 (Call 06/01/24)	135	125,144
		649,682
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29 (Call 04/15/24)(a)	95	90,501
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
4.38%, 02/01/29 (Call 08/01/28)(b)	75	62,679
		153,180
Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 08/01/29 (Call 08/01/24)(a)	30	27,302
Beazer Homes USA Inc., 7.25%, 10/15/29
(Call 10/15/24)	30	30,154
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC, 5.00%, 06/15/29
(Call 06/15/24)(a)	35	31,745
Century Communities Inc., 3.88%, 08/15/29
(Call 02/15/29)(a)	50	45,013
K Hovnanian Enterprises Inc., 11.75%, 09/30/29
(Call 03/30/26)(a)	40	44,319
KB Home, 4.80%, 11/15/29 (Call 05/15/29)	27	25,474
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	30	25,959
Shea Homes LP/Shea Homes Funding Corp., 4.75%,
04/01/29 (Call 04/01/24)(b)	27	25,404
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(a)(b)	45	40,018
		295,388
Home Furnishings — 0.3%
Tempur Sealy International Inc., 4.00%, 04/15/29
(Call 04/15/24)(a)	80	72,240

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29
(Call 03/15/24)(a)(b)	55	49,878
Spectrum Brands Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)	25	24,268
		74,146
Housewares — 0.4%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)	50	48,666

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares (continued)
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(Call 10/15/24)	$40	$35,514
		84,180
Insurance — 2.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	70	62,851
6.00%, 08/01/29 (Call 08/01/24)(a)	50	45,838
8.25%, 02/01/29 (Call 02/01/26)(a)	90	90,279
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(a)	40	37,861
AmWINS Group Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)(b)	75	70,032
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/24)(a)	50	47,247
BroadStreet Partners Inc., 5.88%, 04/15/29
(Call 04/15/24)(a)	70	66,405
Hub International Ltd., 5.63%, 12/01/29
(Call 12/01/24)(a)	50	47,158
		467,671
Internet — 1.2%
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
3.50%, 03/01/29 (Call 03/01/24)(a)	75	67,865
Match Group Holdings II LLC, 5.63%, 02/15/29
(Call 02/15/24)(a)	35	34,206
Newfold Digital Holdings Group Inc., 6.00%, 02/15/29
(Call 02/15/24)(a)	65	49,171
Uber Technologies Inc., 4.50%, 08/15/29
(Call 08/15/24)(a)(b)	145	137,435
		288,677
Iron & Steel — 0.9%
ATI Inc., 4.88%, 10/01/29 (Call 10/01/24)	30	27,710
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29 (Call 09/15/24)(a)	70	70,800
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(a)	35	32,821
TMS International Corp./DE, 6.25%, 04/15/29
(Call 04/06/24)(a)	35	30,116
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	48	48,702
		210,149
Leisure Time — 3.2%
Carnival Corp.
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	192	185,880
7.00%, 08/15/29 (Call 08/15/26)(a)(b)	45	46,820
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(Call 06/01/24)(a)	52	44,161
NCL Corp. Ltd.
7.75%, 02/15/29 (Call 11/15/28)(a)	60	60,556
8.13%, 01/15/29 (Call 01/15/26)(a)	75	78,671
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (Call 04/01/25)(a)	90	95,483
9.25%, 01/15/29 (Call 04/01/25)(a)	95	102,156
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(a)	50	49,889
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29
(Call 02/15/24)(a)	32	31,156
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	40	39,266
		734,038
Lodging — 2.5%
Hilton Domestic Operating Co. Inc., 3.75%, 05/01/29
(Call 05/01/24)(a)	70	64,277
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc, 5.00%, 06/01/29
(Call 06/01/24)(a)	80	73,921
Security	Par (000)	Value

Lodging (continued)
Las Vegas Sands Corp., 3.90%, 08/08/29
(Call 05/08/29)	$70	$64,556
Marriott Ownership Resorts Inc., 4.50%, 06/15/29
(Call 06/15/24)(a)(b)	45	40,440
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(Call 12/04/24)(a)	115	102,372
Studio City Finance Ltd., 5.00%, 01/15/29
(Call 01/15/25)(a)	110	94,196
Travel + Leisure Co., 4.50%, 12/01/29
(Call 09/01/29)(a)(b)	65	59,293
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)	95	84,465
		583,520
Machinery — 0.5%
BWX Technologies Inc., 4.13%, 04/15/29
(Call 04/15/24)(a)	35	32,411
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(a)	40	36,440
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	60	57,152
		126,003
Machinery - Diversified — 0.0%
Husky Injection Molding Systems Ltd./Titan
Co.-Borrower LLC, 9.00%, 02/15/29(a)	10	10,000

Media — 6.9%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	185	161,389
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	95	73,286
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (Call 06/01/24)(a)	145	134,874
6.38%, 09/01/29 (Call 09/01/25)(a)	145	141,121
CSC Holdings LLC
6.50%, 02/01/29 (Call 02/01/24)(a)	170	144,924
11.75%, 01/31/29 (Call 01/31/26)(a)	200	203,083
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29
(Call 07/15/24)(a)	80	70,290
McGraw-Hill Education Inc., 8.00%, 08/01/29
(Call 08/01/24)(a)	62	57,505
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	95	87,294
Scripps Escrow II Inc., 3.88%, 01/15/29
(Call 01/15/25)(a)(b)	50	43,411
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	120	114,065
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	105	96,966
Univision Communications Inc., 4.50%, 05/01/29
(Call 05/01/24)(a)	100	88,983
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(a)	50	45,607
Virgin Media Secured Finance PLC, 5.50%, 05/15/29
(Call 05/15/24)(a)	140	134,733
		1,597,531
Metal Fabricate & Hardware — 0.2%
Roller Bearing Co of America Inc., 4.38%, 10/15/29
(Call 10/15/24)(a)	50	45,946

Mining — 0.6%
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	35	31,855
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	45	40,530
Hudbay Minerals Inc., 6.13%, 04/01/29
(Call 04/01/24)(d)	60	59,175
		131,560
Office & Business Equipment — 0.1%
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(a)	35	29,846

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	$45	$43,089

Oil & Gas — 4.5%
Antero Resources Corp., 7.63%, 02/01/29
(Call 02/01/24)(a)	40	41,187
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 5.88%, 06/30/29 (Call 09/01/24)(a)	35	32,975
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(a)	45	44,689
6.75%, 04/15/29 (Call 04/15/24)(a)	85	85,964
CNX Resources Corp., 6.00%, 01/15/29
(Call 01/15/25)(a)	45	43,482
Comstock Resources Inc., 6.75%, 03/01/29
(Call 03/01/24)(a)(b)	120	110,382
CrownRock LP/CrownRock Finance Inc., 5.00%,
05/01/29 (Call 05/01/24)(a)	25	24,645
CVR Energy Inc., 8.50%, 01/15/29 (Call 01/15/26)(a)	60	60,058
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%,
02/01/29 (Call 02/01/24)(a)	60	58,261
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(a)	55	53,682
Parkland Corp., 4.50%, 10/01/29 (Call 10/01/24)(a)	75	69,329
Permian Resources Operating LLC, 5.88%, 07/01/29
(Call 07/01/24)(a)	65	63,759
Precision Drilling Corp., 6.88%, 01/15/29
(Call 01/15/25)(a)(b)	35	34,686
Range Resources Corp., 8.25%, 01/15/29
(Call 01/15/25)	45	46,758
Rockcliff Energy II LLC, 5.50%, 10/15/29
(Call 10/15/24)(a)	70	65,172
Southwestern Energy Co., 5.38%, 02/01/29
(Call 02/01/24)	60	58,698
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29
(Call 05/15/24)	75	69,945
Talos Production Inc., 9.00%, 02/01/29 (Call 02/01/26)(a)	60	60,887
Vital Energy Inc., 7.75%, 07/31/29 (Call 07/31/24)(a)	25	24,648
		1,049,207
Oil & Gas Services — 0.2%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29
(Call 03/01/26)(a)	30	31,542
Kodiak Gas Services LLC, 7.25%, 02/15/29
(Call 02/15/26)(a)	20	20,250
		51,792
Packaging & Containers — 1.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 4.00%, 09/01/29
(Call 05/15/24)(a)(b)	100	81,317
Ball Corp., 6.00%, 06/15/29 (Call 05/15/26)	95	95,867
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29
(Call 04/15/25)(a)	45	44,788
Graphic Packaging International LLC, 3.50%, 03/01/29
(Call 09/01/28)(a)	30	27,097
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(a)	47	38,427
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(a)	40	38,570
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	35	31,459
		357,525
Pharmaceuticals — 1.5%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	50	44,915
AdaptHealth LLC, 4.63%, 08/01/29 (Call 02/01/24)(a)	50	39,540
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(a)	60	46,919
Security	Par (000)	Value

Pharmaceuticals (continued)
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	$145	$133,884
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(a)	50	45,665
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	45	39,684
		350,607
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	70	67,304
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	105	96,472
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	50	48,729
EQM Midstream Partners LP, 4.50%, 01/15/29
(Call 07/15/28)(a)	75	70,778
Genesis Energy LP/Genesis Energy Finance Corp.,
8.25%, 01/15/29 (Call 01/15/26)	60	61,632
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29
(Call 01/15/25)	32	31,726
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	120	104,973
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/29 (Call 02/15/26)(a)	90	90,485
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(Call 04/15/29)(a)	50	48,039
Tallgrass Energy Partners LP/Tallgrass Energy Finance
Corp., 7.38%, 02/15/29 (Call 02/16/26)(a)	80	79,788
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29
(Call 02/15/29)(a)	120	107,199
Venture Global LNG Inc., 9.50%, 02/01/29
(Call 11/01/28)(a)	280	297,450
		1,104,575
Real Estate — 1.2%
Howard Hughes Corp. (The), 4.13%, 02/01/29
(Call 02/01/24)(a)	65	58,672
Hunt Companies Inc., 5.25%, 04/15/29
(Call 04/15/24)(a)(b)	60	55,752
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	60	50,226
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(a)	60	61,284
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%,
01/15/29 (Call 01/15/25)(a)	57	42,312
		268,246
Real Estate Investment Trusts — 3.7%
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29 (Call 06/15/24)(a)(b)	50	41,879
Brandywine Operating Partnership LP, 4.55%, 10/01/29
(Call 07/01/29)(b)	35	30,500
Hudson Pacific Properties LP, 4.65%, 04/01/29
(Call 01/01/29)	50	44,111
Iron Mountain Inc.
4.88%, 09/15/29 (Call 09/15/24)(a)	95	88,811
7.00%, 02/15/29 (Call 08/15/25)(a)	90	92,025
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(a)	65	58,175
MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 08/01/29 (Call 08/01/24)(b)	87	58,855
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29
(Call 05/15/24)(a)	75	69,178
RHP Hotel Properties LP/RHP Finance Corp., 4.50%,
02/15/29 (Call 02/15/24)(a)	55	51,101
RLJ Lodging Trust LP, 4.00%, 09/15/29
(Call 09/15/24)(a)	45	39,955

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SBA Communications Corp., 3.13%, 02/01/29
(Call 02/01/24)	$145	$129,225
Service Properties Trust, 4.95%, 10/01/29
(Call 07/01/29)	42	34,910
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	110	77,545
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	45	41,489
		857,759
Retail — 6.9%
1011778 BC ULC/New Red Finance Inc., 3.50%,
02/15/29 (Call 02/15/24)(a)	65	59,490
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	45	39,652
Asbury Automotive Group Inc., 4.63%, 11/15/29
(Call 11/15/24)(a)(b)	80	73,982
Bath & Body Works Inc., 7.50%, 06/15/29
(Call 06/15/24)(b)	45	46,617
Beacon Roofing Supply Inc., 4.13%, 05/15/29
(Call 05/15/25)(a)	35	31,711
Bloomin' Brands Inc./OSI Restaurant Partners LLC,
5.13%, 04/15/29 (Call 04/15/24)(a)	25	23,283
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)	27	25,516
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 07/01/24)(a)	27	27,647
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29
(Call 04/01/24)(a)	75	73,493
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 4.63%, 01/15/29
(Call 01/15/25)(a)(b)	95	87,492
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	40	33,724
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(a)	40	35,149
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)(b)	75	64,230
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%,
01/15/29 (Call 01/15/26)(a)	50	47,114
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(a)	30	27,818
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/25)(a)	80	72,682
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(a)(b)	95	85,884
Lithia Motors Inc., 3.88%, 06/01/29 (Call 06/01/24)(a)	75	67,351
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(Call 04/01/24)(a)(b)	45	43,616
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	50	47,354
Papa John's International Inc., 3.88%, 09/15/29
(Call 09/15/24)(a)	35	31,064
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	40	32,744
6.75%, 08/01/29 (Call 08/01/24)(a)	32	27,252
Patrick Industries Inc., 4.75%, 05/01/29
(Call 05/01/24)(a)(b)	35	32,250
Penske Automotive Group Inc., 3.75%, 06/15/29
(Call 06/15/24)	45	39,881
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29
(Call 02/15/24)(a)	110	106,743
Raising Cane's Restaurants LLC, 9.38%, 05/01/29
(Call 11/06/25)(a)	50	53,578
Sonic Automotive Inc., 4.63%, 11/15/29
(Call 11/15/24)(a)(b)	65	58,797
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(a)	80	74,880
Security	Par (000)	Value

Retail (continued)
6.13%, 07/01/29 (Call 07/01/24)(a)	$40	$37,845
Superior Plus LP/Superior General Partner Inc., 4.50%,
03/15/29 (Call 03/15/24)(a)	55	49,943
Victoria's Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(a)(b)	60	50,736
		1,609,518
Semiconductors — 0.5%
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(a)	40	43,331
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(a)	40	36,064
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	35	31,311
		110,706
Software — 5.4%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(a)	70	71,439
Central Parent LLC/CDK Global II LLC/CDK Financing
Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	70	72,652
Clarivate Science Holdings Corp., 4.88%, 07/01/29
(Call 06/30/24)(a)(b)	90	84,032
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	365	340,797
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	350	331,308
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(a)(b)	40	37,184
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	55	49,949
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(a)	80	72,201
Playtika Holding Corp., 4.25%, 03/15/29
(Call 03/15/24)(a)	55	47,649
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	55	47,360
Twilio Inc., 3.63%, 03/15/29 (Call 03/15/24)	50	45,168
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29 (Call 02/01/24)(a)	65	57,865
		1,257,604
Telecommunications — 2.9%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	190	140,142
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/24)(a)	40	29,603
5.13%, 07/15/29 (Call 04/15/24)(a)	240	175,664
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(a)(b)	120	79,358
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)(b)	65	55,170
6.75%, 05/01/29 (Call 05/01/24)(a)	97	85,857
Level 3 Financing Inc.
3.88%, 11/15/29	30	29,625
11.00%, 11/15/29	57	57,334
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	35	30,491
		683,244
Transportation — 0.7%
Carriage Purchaser Inc., 7.88%, 10/15/29
(Call 10/15/24)(a)	29	24,316
First Student Bidco Inc./First Transit Parent Inc., 4.00%,
07/31/29 (Call 07/31/24)(a)	80	70,443
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	75	63,897
		158,656

Total Long-Term Investments — 98.7%
(Cost: $22,621,880)		22,861,929

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.51%(e)(f)(g)	3,542,031	$3,544,156
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(e)(f)	60,000	60,000

Total Short-Term Securities — 15.6%
(Cost: $3,603,353)		3,604,156

Total Investments — 114.3%
(Cost: $26,225,233)		26,466,085

Liabilities in Excess of Other Assets — (14.3)%		(3,310,531)

Net Assets — 100.0%		$23,155,554

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,354,524	$2,189,375	(a)	$—	$(18)	$275	$3,544,156	3,542,031	$2,978	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	20,000	(a)	—	—	—	60,000	60,000	1,503		—
					$(18)	$275	$3,604,156		$4,481		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$22,861,929	$—	$22,861,929
Short-Term Securities
Money Market Funds	3,604,156	—	—	3,604,156
	$3,604,156	$22,861,929	$—	$26,466,085

Portfolio Abbreviation

PIK	Payment-in-kind